SCHEDULE OF OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
GST receivable	$ 15,386	$ 64,254
Due from utility companies	35,079	45,570
Other		10,480
Other receivables (short term)	50,465	120,304	[1]
PJ Finn	755,718	718,198
Richard Evans	15,276	14,518
Other Receivables (long term)	770,994	732,716	[1]
Total Other Receivables	$ 821,459	$ 853,020

[1]	Restatement details in Note 2